Debt - Secured Notes and Unsecured Notes - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,137,714	$ 5,665,547
2027 VCL Notes
Disclosure of detailed information about borrowings [line items]
Percentage of secured vessel financings	80.00%